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PROSPECTUS

MARCH 1, 2000
AS AMENDED DECEMBER 6, 2000

SCHRODER CAPITAL FUNDS (DELAWARE)
INVESTOR SHARES

This Prospectus describes six mutual funds offered by Schroder Capital Funds (Delaware). Schroder Investment Management North America Inc. ("Schroder") manages the Funds.

    SCHRODER INTERNATIONAL FUND seeks long-term capital appreciation through investment in securities markets outside the United States.

    SCHRODER EMERGING MARKETS FUND seeks long-term capital appreciation. The Fund invests primarily in equity securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

    SCHRODER INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation through investment in securities markets outside the United States. The Fund invests primarily in equity securities of companies with market capitalizations of $2.2 billion or less.

    SCHRODER U.S. LARGE CAP EQUITY FUND seeks growth of capital. The Fund invests in equity securities of companies in the United States.

    SCHRODER U.S. SMALLER COMPANIES FUND seeks capital appreciation. The Fund invests in equity securities of issuers domiciled in the United States with market capitalizations of $2.2 billion or less.

    SCHRODER MICRO CAP FUND seeks long-term capital appreciation. The Fund invests in equity securities of issuers with market capitalizations of $500 million or less. (Shares of Schroder Micro Cap Fund are not currently being offered to the public generally, and may be purchased only by existing shareholders and by employees of Schroder Investment Management North America Inc. and its affiliates.)

You can call the Trust at (800) 464-3108 to find out more about the Funds and other funds in the Schroder family.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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TABLE OF CONTENTS

                                                    PAGE
                                                --------
SUMMARY INFORMATION............................        3

  Schroder International Fund..................        3

  Schroder Emerging Markets Fund...............        5

  Schroder International Smaller Companies
  Fund.........................................        7

  Schroder U.S. Large Cap Equity Fund..........        8

  Schroder U.S. Smaller Companies Fund.........        9

  Schroder Micro Cap Fund......................       10

FEES AND EXPENSES..............................       12

OTHER INVESTMENT STRATEGIES AND RISKS..........       14

MANAGEMENT OF THE FUNDS........................       18

HOW THE FUNDS' SHARES ARE PRICED...............       20

HOW TO BUY SHARES..............................       20

HOW TO SELL SHARES.............................       23

EXCHANGES......................................       24

DIVIDENDS AND DISTRIBUTIONS....................       24

TAXES..........................................       24

FINANCIAL HIGHLIGHTS...........................       26

ACCOUNT APPLICATION............................      A-1

SUMMARY INFORMATION

The Funds offered by Schroder Capital Funds (Delaware) provide a broad range of investment choices. This summary identifies each Fund's investment objective, principal investment strategies, and principal risks. A Fund's investment objective may not be changed without shareholder approval. The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of the shareholders.

The summary for each Fund includes a bar chart that shows how the investment returns of that Fund's Investor Shares have varied from year to year by setting forth returns for each full calendar year since the Fund commenced operations. The table following each bar chart shows how the Fund's average annual returns for the last year, for the last five years, and for the last ten years or the life of the Fund (as applicable) compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of its returns and comparing the Fund's performance to a broad measure of market performance. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in the Funds.

SCHRODER INTERNATIONAL FUND

- INVESTMENT OBJECTIVE. Long-term capital appreciation through investment in securities markets outside the United States.

- PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its total assets in equity securities of companies domiciled outside of the United States, and will invest in securities of companies domiciled in at least three countries other than the United States. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

  The Fund normally invests a substantial portion of its assets in countries included in the Morgan Stanley Capital International EAFE Index, which is a market weighted index of companies representative of the market structure of certain developed market countries in Europe, Australia, Asia, and the Far East.

  The Fund invests in issuers that Schroder believes offer the potential for capital growth. In identifying candidates for investment, Schroder considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer has any proprietary advantages. The Fund generally sells securities when they reach fair valuation or when significantly more attractive investment candidates become available.

  The Fund also may do the following:

     - Invest in securities of issuers domiciled or doing business in "emerging market" countries.

     - Invest in securities of closed-end investment companies that invest primarily in foreign securities.

- PRINCIPAL RISKS.

     - FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

     - EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.

     - GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country, although the Fund will normally invest in at least three countries other than the United States. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

     - EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies, currencies, and securities markets.

                 SCHRODER INTERNATIONAL FUND -- INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END
                   Annual Return
1990                     -11.41%
1991                       4.62%
1992                      -4.01%
1993                      45.72%
1994                      -0.27%
1995                      11.57%
1996                       9.93%
1997                       3.34%
1998                      13.52%
1999                      30.99%

During the periods shown above, the highest quarterly return was 21.57% for the quarter ended December 31, 1999, and the lowest was -19.79% for the quarter ended September 30, 1990.

  AVERAGE ANNUAL TOTAL RETURNS                                   ONE           FIVE       TEN
  (FOR PERIODS ENDED DECEMBER 31, 1999)                          YEAR         YEARS      YEARS
  Schroder International Fund                                    30.99%        13.51%      9.32%
  Morgan Stanley Capital International EAFE Index*               27.06%        12.96%      7.19%

* The Morgan Stanley Capital International EAFE Index is a market weighted index composed of companies representative of the market structure of certain developed market countries in Europe, Australia, Asia, and the Far East, and reflects dividends net of non-recoverable withholding tax.

SCHRODER EMERGING MARKETS FUND

- INVESTMENT OBJECTIVE. To seek long-term capital appreciation.

- PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its total assets in equity securities of companies determined by Schroder to be "emerging market" issuers. The Fund may invest the remaining 35% of its assets in securities of issuers located anywhere in the world. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

  The Fund invests primarily in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. "Emerging market" countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Countries currently in the Index (and therefore generally NOT considered to be "emerging market" countries) include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Schroder may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. Schroder has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered as an emerging market country for purposes of the Fund's eligible investments. The Fund normally will invest in at least three countries other than the United States.

  The Fund invests in issuers and countries that Schroder believes offer the potential for capital growth. In identifying candidates for investment, Schroder considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer has any proprietary advantages. In addition, Schroder considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when they reach fair valuation or when significantly more attractive investment candidates become available.

  The Fund also may do the following:

     - Invest in securities of closed-end investment companies that invest primarily in foreign securities, including securities of emerging market issuers.

     - Invest up to 35% of its assets in debt securities, including lower quality, high yielding debt securities (commonly known as "junk bonds"), which entail certain risks.

     - Invest up to 5% of its assets in sovereign debt securities that are in default.

- PRINCIPAL RISKS.

     - EMERGING MARKETS. The Fund may invest in "emerging market" countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country's dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries' economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies and involve certain special risks associated with smaller capitalization companies.

     - FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

     - GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country, although the Fund will normally invest in at least three countries other than the United States. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.
     - NON-DIVERSIFIED MUTUAL FUND. The Fund is a "non-diversified" mutual fund, and will invest its assets in a more limited number of issuers than may diversified investment companies. To the extent the Fund focuses on fewer issuers, its risk of loss increases if the market value of a security declines or if an issuer is not able to meet its obligations.
     - EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.
     - DEBT SECURITIES. The Fund may invest in debt securities, which are subject to market risk (the fluctuation of market value in response to changes in interest rates) and to credit risks (the risk that the issuer may become unable or unwilling to make timely payments of principal and interest).
     - JUNK BONDS. Securities rated below investment grade ("junk bonds") lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of securities held by the Fund may become more volatile.

               SCHRODER EMERGING MARKETS FUND -- INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END
                   Annual Return
1998                     -16.53%
1999                      79.87%

During the periods shown above, the highest quarterly return was 29.54% for the quarter ended June 30, 1999, and the lowest was -21.26% for the quarter ended June 30, 1998.

                                                                              LIFE OF FUND
  AVERAGE ANNUAL TOTAL RETURNS                                    ONE            (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)                           YEAR         10/30/97)
  Schroder Emerging Markets Fund                                  79.87%              20.87%
  Morgan Stanley Capital International Emerging Markets Free
  Index*                                                          66.41%              13.11%

* The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, market capitalization index of companies representative of the market structure of 25 emerging countries in Europe, Latin America, and the Pacific Basin. The Index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners. For periods prior to November 30, 1998, returns represent the MSCI EMF Index (ex-Malaysia).

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

- INVESTMENT OBJECTIVE. Long-term capital appreciation through investment in securities markets outside the United States.

- PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its total assets in equity securities of smaller companies (with market capitalizations of $2.2 billion or less at the time of investment) domiciled outside the United States. The Fund invests in a variety of equity securities, including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

  In selecting investments for the Fund, Schroder considers a number of factors, including the company's potential for long-term growth, financial condition, sensitivity to cyclical factors, the relative value of the company's securities (compared to that of other companies and to the market as a whole), and the extent to which the company's management owns equity in the company. The Fund will invest in securities of issuers domiciled in at least three countries other than the United States, and may, although it does not currently, invest in the securities of issuers domiciled or doing business in emerging market countries. The Fund generally sells securities when they reach fair valuation or when significantly more attractive investment candidates become available.

  The Fund invests in small capitalization companies that Schroder believes offer the potential for capital growth. In doing so, Schroder considers, among other things, an issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer has any proprietary advantages.

  The Fund also may do the following:

     - Invest in closed-end investment companies that invest primarily in foreign securities.

     - Invest in securities of issuers domiciled or doing business in emerging market countries.

- PRINCIPAL RISKS.

     - FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

     - SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

     - EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect markets generally or particular companies in the portfolio.

     - GEOGRAPHIC CONCENTRATION. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one country, although the Fund will normally invest in at least three countries other than the United States. To the extent that the Fund invests a substantial amount of its assets in one country, it will be more susceptible to the political and economic developments and market fluctuations in that country than if it invested in a more geographically diversified portfolio.

        SCHRODER INTERNATIONAL SMALLER COMPANIES FUND -- INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END
                   Annual Return
1997                     -14.13%
1998                      25.98%
1999                      90.29%

During the periods shown above, the highest quarterly return was 26.32% for the quarter ended
December 31, 1999, and the lowest was -15.41% for the quarter ended September 30, 1998.

                                                                                   LIFE OF FUND
  AVERAGE ANNUAL TOTAL RETURNS                                       ONE            (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)                              YEAR          11/4/96)
  Schroder International Smaller Companies Fund                      90.29%           25.35%
  Salomon Smith Barney Extended Market Index (EPAC)*                 22.97%            7.43%

* The Salomon Smith Barney Extended Market Index (Europe Pacific Basin Countries) (EMI EPAC) is an unmanaged index representing the portion of the Salomon Smith Barney Broad Market Index related to companies with small index capitalization in approximately 22 European and Pacific Basin countries. The Salomon Smith Barney EMI EPAC represents the smallest companies in each country based on total market capital having in the aggregate 20% of the cumulative available market capital in such country.

SCHRODER U.S. LARGE CAP EQUITY FUND
(FORMERLY, SCHRODER U.S. EQUITY FUND)

- INVESTMENT OBJECTIVE. To seek growth of capital.

- PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests substantially all of its assets in equity securities of companies in the United States. The Fund invests in a variety of equity securities including common and preferred stocks and warrants to purchase common and preferred stocks. The Fund normally invests in securities of companies with market capitalizations of more than $5 billion (at the time of investment).

  The Fund may invest in companies that Schroder believes offer the potential for capital growth. For example, the Fund may invest in companies whose earnings are believed to be in a relatively strong growth trend, companies with a proprietary advantage, or companies that are in industry segments that are experiencing rapid growth. The Fund also may invest in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. The Fund may invest in relatively less well-known companies that meet any of these characteristics or other characteristics identified by Schroder.

- PRINCIPAL RISKS.

     - EQUITY SECURITIES. The principal risks of investing in the Fund include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect U.S. equities markets generally or particular companies in the portfolio.

             SCHRODER U.S. LARGE CAP EQUITY FUND -- INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END
                   Annual Return
1990                      -4.00%
1991                      38.28%
1992                      15.23%
1993                      12.50%
1994                      -5.21%
1995                      28.03%
1996                      21.48%
1997                      23.33%
1998                      21.94%
1999                      30.91%

During the periods shown above, the highest quarterly return was 26.48% for the quarter ended
December 31, 1998, and the lowest was -15.40% for the quarter ended September 30, 1998.

  AVERAGE ANNUAL TOTAL RETURNS                                   ONE           FIVE       TEN
  (FOR PERIODS ENDED DECEMBER 31, 1999)                          YEAR         YEARS      YEARS
  Schroder U.S. Large Cap Equity Fund                            30.91%        25.08%     17.45%
  Standard & Poor's 500 Index*                                   21.04%        28.55%     17.89%

* The Standard & Poor's 500 Index is a market value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

SCHRODER U.S. SMALLER COMPANIES FUND

- INVESTMENT OBJECTIVE. Capital appreciation.

- PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its total assets in equity securities of companies in the United States that have (at the time of investment) market capitalizations of $2.2 billion or less. The Fund also may invest in equity securities of larger companies and in debt securities, if Schroder believes such investments are consistent with the Fund's investment objective. The Fund invests in a variety of equity securities including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

  In selecting investments for the Fund, Schroder seeks to identify securities of companies with strong management that it believes can generate above average earnings growth, and are selling at favorable prices in relation to book values and earnings. The Fund intends to invest no more than 25% of its total assets in securities of small companies that, together with their predecessors, have been in operation for less than three years.

- PRINCIPAL RISKS.

     - SMALL COMPANIES. The Fund invests primarily in small companies, which tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers' earnings potential or assets.

     - EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect U.S. equities markets generally or particular companies in the portfolio.

            SCHRODER U.S. SMALLER COMPANIES FUND -- INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END
                   Annual Return
1994                       4.45%
1995                      49.08%
1996                      22.29%
1997                      26.86%
1998                      -9.23%
1999                      13.10%

During the periods shown above, the highest quarterly return was 18.60% for the quarter ended June 30, 1997, and the lowest was -23.27% for the quarter ended September 30, 1998.

                                                                                            LIFE OF
                                                                                             FUND
  AVERAGE ANNUAL TOTAL RETURNS                                    ONE             FIVE      (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)                          YEAR            YEARS      8/6/93)
  Schroder U.S. Smaller Companies Fund                               13.10%       18.88%      17.29%
  Russell 2000 Index*                                                21.26%       16.69%      12.41%

* The Russell 2000 Index is a market capitalization weighted broad based index of 2000 small capitalization U.S. companies.

SCHRODER MICRO CAP FUND

SHARES OF SCHRODER MICRO CAP FUND ARE NOT CURRENTLY BEING OFFERED TO THE PUBLIC GENERALLY, AND MAY BE PURCHASED ONLY BY EXISTING SHAREHOLDERS AND BY EMPLOYEES OF SCHRODER AND ITS AFFILIATES. SCHRODER MAY RECOMMEND AT ANY TIME THAT A MORE GENERAL OFFERING OF THE FUND'S SHARES BE RESUMED.

- INVESTMENT OBJECTIVE. Long-term capital appreciation.

- PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its total assets in equity securities of micro cap companies. A micro cap company is a company with, at the time of initial investment, a market capitalization of $500 million or less. The Fund invests in a variety of equity securities including common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

  Schroder seeks to identify securities of companies that it believes offer the potential for long-term capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, companies that have gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in securities of small, unseasoned companies, as well as securities of more established companies. Up to 35% of the Fund's assets may comprise other investments, including equity securities of larger capitalization companies, if Schroder believes that such investments are warranted to achieve the Fund's investment objective.

  The Fund also may do the following:

     - Invest, to a limited degree, in non-convertible debt securities, when Schroder believes that such investments are warranted to achieve the Fund's investment objective.

     - Sell securities short and then borrow those same securities from a broker or other institution to complete the sale (a "short sale").

     - Engage in a variety of transactions involving the use of options and futures contracts, including index options and index futures contracts, primarily for hedging purposes.

     - Invest in closed-end investment companies that invest primarily in micro cap securities.

     - Purchase securities of a company in the company's initial public offering of securities.

- PRINCIPAL RISKS.

     - SMALL COMPANIES. The Fund invests primarily in micro cap companies and is therefore particulary sensitive to the risks associated with small companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earning potential or assets.

     - EQUITY SECURITIES. Another risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroder, due to factors that adversely affect U.S. equities markets generally or particular companies in the portfolio.

     - INITIAL PUBLIC OFFERINGS (IPOS). The Fund may purchase securities of companies in initial public offerings of their securities. Such investments are subject generally to the risks described above under "Small Companies." Such securities have no trading history, and information about such companies may be available for very limited periods. Only a small portion of the securities being offered in an initial public offering may be made available to the Fund, which may be less than the Fund might otherwise wish to buy. Under certain market conditions, very few, if any, companies may determine to make initial public offerings of their securities. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile. During the periods covered in the bar chart and table below, the Fund invested in a significant number of IPOs.

                   SCHRODER MICRO CAP FUND -- INVESTOR SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR END
                   Annual Return
1998                      63.04%
1999                      94.92%

During the periods shown above, the highest quarterly return was 26.99% for the quarter ended June 30, 1999, and the lowest was -2.85% for the quarter ended September 30, 1998.

                                                                             LIFE OF FUND
  AVERAGE ANNUAL TOTAL RETURNS                                    ONE           (SINCE
  (FOR PERIODS ENDED DECEMBER 31, 1999)                           YEAR        10/15/97)
  Schroder Micro Cap Fund                                         94.92%             74.40%
  Russell 2000 Index*                                             21.26%              4.01%

* The Russell 2000 Index is a market capitalization weighted broad based index of 2000 small capitalization U.S. companies.

FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INVESTOR SHARES OF THE FUNDS.

SHAREHOLDER FEES (paid directly from your investment):

Maximum Sales Load Imposed on Purchases.....................  None
Maximum Deferred Sales Load.................................  None
Maximum Sales Load Imposed on Reinvested Dividends..........  None
Redemption Fee:
  Schroder International Fund...............................  2.00%(1)
  All other Funds...........................................  None
Exchange Fee................................................  None

(1) Shares of Schroder International Fund held for three months or less are subject to a redemption fee of 2.00%. The fee applies only to shares of the Fund purchased on or after November 1, 2000.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets):

                                                                          SCHRODER       SCHRODER
                                                            SCHRODER    INTERNATIONAL   U.S. LARGE     SCHRODER
                                              SCHRODER      EMERGING       SMALLER         CAP       U.S. SMALLER    SCHRODER
                                            INTERNATIONAL    MARKETS      COMPANIES       EQUITY      COMPANIES     MICRO CAP
                                                FUND          FUND          FUND           FUND          FUND          FUND
                                            -------------   ---------   -------------   ----------   ------------   ----------
Management Fees(1)........................        0.69%(3)      1.25%         1.10%         0.75%         0.75%         1.50%
Distribution (12b-1) Fees.................        None          None          None          None          None          None
Other Expenses............................        0.37          6.59          1.64          1.24          0.60          1.03
                                               -------       -------       -------       -------       -------       -------
Total Annual Fund Operating Expenses......        1.06          7.84          2.74          1.99          1.35          2.53
Fee Waiver and/or Expense Limitation......        0.07(2)       6.14(2)       1.24(2)       0.49(2)        N/A          0.53(2)
                                               -------       -------       -------       -------       -------       -------
Net Expenses..............................        0.99(2)       1.70(2)       1.50(2)       1.50(2)       1.35          2.00(2)

(1) Management Fees include all fees payable to Schroder and its affiliates for investment advisory and fund administration services.

(2) The Net Expenses shown above reflect the effect of contractually imposed expense limitations and/or fee waivers, in effect through October 31, 2001, on the Total Annual Fund Operating Expenses of the Funds.

(3) The expense information for Schroder International Fund has been restated to reflect current Management Fees. Prior to June 1, 1999, the Fund paid Management Fees of 0.675%.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's Total Annual Fund Operating Expenses remain the same as those set forth on the previous page (absent the noted Fee Waiver and/or Expense Limitation). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             --------   --------   --------   --------
Schroder International Fund*                                   $109      $  339     $  587     $1,299
Schroder Emerging Markets Fund*                                $804      $2,338     $3,781     $7,022
Schroder International Smaller Companies Fund*                 $281      $  861     $1,467     $3,102
Schroder U.S. Large Cap Equity Fund*                           $204      $  630     $1,082     $2,334
Schroder U.S. Smaller Companies Fund                           $138      $  430     $  744     $1,632
Schroder Micro Cap Fund*                                       $259      $  797     $1,361     $2,893

* Assuming that each of these Fund's operating expenses remain the same as Net Expenses set forth on the previous page, based on the other assumptions described above, your costs would be as follows for 1 year, 3 years, 5 years, and 10 years, respectively:

     Schroder International Fund -- $101, $317, $549, and $1,217.

     Schroder Emerging Markets Fund -- $174, $540, $930, and $2,021.

     Schroder International Smaller Companies Fund -- $154, $477, $824, and $1,801.

     Schroder U.S. Large Cap Equity Fund -- $154, $477, $824, and $1,801.

     Schroder Micro Cap Fund -- $205, $633, $1,087, and $2,345.

OTHER INVESTMENT STRATEGIES AND RISKS

A Fund may not achieve its objective in all circumstances. The following provides more detail about the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its total return or yield. It is possible to lose money by investing in the Funds.

RISKS OF INVESTING IN THE FUNDS

     - FOREIGN SECURITIES AND CURRENCIES. Except as otherwise noted in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

        In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer's balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries.

        If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund's assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund's income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

        Special tax considerations apply to foreign securities. In determining whether to invest a Fund's assets in debt securities of foreign issuers, Schroder considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid.

     - DEBT SECURITIES. To varying extents, all of the Funds may invest in debt securities, which are subject to the risk of fluctuation of market value in response to changes in interest rates and the risk that the issuer may default on the timely payment of principal and interest. Also, to varying extents, all of the Funds may invest in junk bonds, which are lower-quality, high-yielding debt securities rated below Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services (or, if they are unrated, determined by Schroder to be of comparable quality). See the Statement of Additional Information for further descriptions of securities ratings assigned by Moody's and Standard & Poor's. Lower-rated debt securities are predominantly speculative and tend to be more susceptible than other debt securities to adverse changes in the financial condition of the issuer, general economic conditions, or an unanticipated rise in interest rates, which may affect an issuer's ability to pay interest and principal. This would likely make the values of the securities held by a Fund more volatile and could limit the Fund's ability to liquidate its securities. Changes in the ratings of any fixed-income security and in the perceived ability of an issuer to make payments of interest and principal also may affect the value of these investments.

     - U.S. GOVERNMENT SECURITIES. U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

     - RISKS OF SMALLER CAPITALIZATION COMPANIES. Shroder Emerging Markets Fund, Schroder International Smaller Companies Fund, Schroder U.S. Smaller Companies Fund, and Schroder Micro Cap Fund invest in companies that are smaller and less well-known than larger, more widely held companies. Micro, small, and mid-cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

OTHER INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary Information section above, the Funds may at times, but are not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

     - FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Changes in currency exchange rates will affect the U.S. dollar value of Fund assets, including securities denominated in foreign currencies. Exchange rates between the U.S. dollar and other currencies fluctuate in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other political, economic, and financial conditions, which may be difficult to predict. A Fund may engage in currency exchange transactions to protect against unfavorable fluctuations in exchange rates.

        In particular, a Fund may enter into foreign currency exchange transactions to protect against a change in exchange rates that may occur between the date on which the Fund contracts to trade a security and the settlement date ("transaction hedging") or in anticipation of placing a trade ("anticipatory hedging"); to "lock in" the U.S. dollar value of interest and dividends to be paid in a foreign currency; or to hedge against the possibility that a foreign currency in which portfolio securities are denominated or quoted may suffer a decline against the U.S. dollar ("position hedging").

        From time to time, a Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies in which its portfolio securities are not then denominated ("cross hedging"). A Fund may also engage in "proxy" hedging, whereby the Fund would seek to hedge the value of portfolio holdings denominated in one currency by entering into an exchange contract on a second currency, the valuation of which Schroder believes correlates to the value of the first currency.

        The Funds may buy or sell currencies in "spot" or forward transactions. "Spot" transactions are executed contemporaneously on a cash basis at the then-prevailing market rate. A forward currency contract is an obligation to purchase or sell a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Forward contracts do not eliminate fluctuations in the underlying prices of securities and expose the Fund to the risk that the counterparty is unable to perform.

        A Fund incurs foreign exchange expenses in converting assets from one currency to another. Although there is no limit on the amount of any Fund's assets that may be invested in foreign currency exchange and foreign currency forward contracts, each Fund may enter into such transactions only to the extent necessary to effect the hedging transactions described above. Suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time.

     - SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. Each Fund (other than Schroder International Fund and Schroder U.S. Large Cap Equity Fund) may lend portfolio securities to broker-dealers up to one-third of the Fund's total assets. Each Fund (other than Schroder U.S. Large Cap Equity Fund) may also enter into repurchase agreements without limit. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

     - SHORT SALES (SCHRODER MICRO CAP FUND). When Schroder anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

     - INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Fund (other than Schroder U.S. Large Cap Equity Fund) may invest in other investment companies or pooled vehicles, including closed-end funds, that are advised by Schroder or its affiliates or by unaffiliated parties. When investing in another investment company, a Fund may pay a premium above such investment company's net asset value per share. As a shareholder in an investment company, a Fund would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses.

     - DERIVATIVE INSTRUMENTS. To the extent permitted by a Fund's investment policies as set forth in this Prospectus or listed in the Statement of Additional Information, instead of investing directly in the types of portfolio securities described in the Summary Information section above, a Fund may buy or sell a variety of "derivative" instruments to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. These may include options, futures, and indices, for example. Derivatives involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Also, derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price.

     - ZERO-COUPON BONDS. Each Fund which may invest in debt securities may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently. A Fund investing in zero-coupon bonds is required to distribute the income on these securities as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions.

     - PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may increase the amount of capital gains (and, in particular, short-term gains) realized by the Funds, on which shareholders may pay tax.

     - TEMPORARY DEFENSIVE STRATEGIES. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality fixed income securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

     - OTHER INVESTMENTS. The Funds may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees, which has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.

Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Funds, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of June 30, 2000, had in the aggregate assets under management of approximately $217 billion.

Subject to the direction and control of Schroder, Schroder Investment Management International Limited (SIMIL), an affiliate of Schroder, serves as subadviser to Schroder International Smaller Companies Fund pursuant to an Investment Subadvisory Agreement among Schroder, SIMIL, and that Fund. SIMIL has been registered as a U.S. investment adviser since 1998 and provides investment management services to U.S. and foreign clients.

     - INVESTMENT ADVISORY FEES. For the fiscal year ended October 31, 1999, SCHRODER U.S. LARGE CAP EQUITY FUND and SCHRODER MICRO CAP FUND paid investment advisory fees to Schroder at the annual rate of 0.26% and 0.72%, respectively, of the Fund's average daily net assets.

        Prior to June 1, 1999, each of the other Funds invested substantially all of its investible assets in a separate portfolio (each a "Former Related Portfolio") of Schroder Capital Funds. During this time, each of these Funds paid investment advisory fees indirectly at the Former Related Portfolio level, and did not pay investment advisory fees directly to Schroder. Since June 1, 1999, each such Fund has paid investment advisory fees directly to Schroder. For the fiscal year ended October 31, 1999, these Funds paid investment advisory fees to Schroder (both directly and indirectly through the Former Related Portfolio) at the following annual rates (based on the average daily net assets of each Fund taken separately): SCHRODER INTERNATIONAL FUND -- 0.38%; SCHRODER U.S. SMALLER COMPANIES FUND -- 0.50%; and SCHRODER EMERGING MARKETS FUND and SCHRODER INTERNATIONAL SMALLER COMPANIES FUND paid no investment advisory fees during the period.

        The rate of advisory fees indicated above as paid by each Fund, other than Schroder U.S. Smaller Companies Fund, reflects expense limitations and/or fee waivers described below.

        Pursuant to the Investment Subadvisory Agreement for Schroder International Smaller Companies Fund, Schroder pays SIMIL a fee at the annual rate of 0.25% of the average daily net assets of that Fund.

     - INVESTMENT ADVISORY FEE BREAKPOINTS. The following Funds have breakpoints included in their contractual advisory fee schedules. The contractual annual fee rate for each of Schroder U.S. Smaller Companies Fund and Schroder International Fund is 0.50% of the Fund's average daily net assets up to $100 million, 0.40% of the next $150 million of such assets, and 0.35% of such assets in excess of $250 million; and for Schroder U.S. Large Cap Equity Fund is 0.75% of the Fund's average daily net assets up to $100 million, and 0.50% of such assets in excess of $100 million.

     - EXPENSE LIMITATIONS AND WAIVERS. In order to limit the Funds' expenses, Schroder is contractually obligated to reduce its compensation (and, if necessary, to pay certain other Fund expenses) until October 31, 2001 to the extent that each Fund's total operating expenses attributable to its Investor Shares exceed the following annual rates (based on the average daily net assets of each Fund taken separately): SCHRODER INTERNATIONAL FUND -- 0.99%; SCHRODER EMERGING MARKETS FUND -- 1.70%; SCHRODER INTERNATIONAL SMALLER COMPANIES FUND -- 1.50%; SCHRODER U.S. LARGE CAP EQUITY FUND -- 1.50%; SCHRODER U.S. SMALLER COMPANIES FUND -- 1.49%; and SCHRODER MICRO CAP FUND -- 2.00%. Schroder has contractually agreed that the advisory fees paid to it by Schroder International Fund through October 31, 2001 will be limited to 0.45% of the Fund's average daily net assets. Schroder is contractually obligated through October 31, 2001 to waive 0.10% of the advisory fees payable by Schroder International Smaller Companies Fund.

     - PORTFOLIO MANAGERS. Schroder's investment decisions for each of the Funds are generally made by an investment manager or an investment team, with the assistance of an investment committee; all investment decisions for Schroder U.S. Large Cap Equity Fund, Schroder International Smaller Companies Fund and Schroder Emerging Markets Fund are made by investment committees for each asset class. Schroder's emerging markets investment committee consists of investment professionals with specific geographic or regional expertise; as well as members responsible for economic analysis and asset allocation, investment strategy and global stock and sector selection. Schroder's international small cap investment committee consists of investment professionals with specific geographic or regional expertise, as well as members responsible for asset allocation and investment strategy. The following portfolio managers have had primary responsibility for making investment decisions for the Funds since the years shown below. Their recent professional experience is also shown.

FUND                         PORTFOLIO MANAGER               SINCE            RECENT PROFESSIONAL EXPERIENCE
----                      ------------------------  ------------------------  ------------------------------
Schroder International    Michael Perelstein                  1997            Employed as an investment
Fund                                                                          professional at Schroder since
                                                                              1997. Mr. Perelstein is also
                                                                              Vice President of the Trust
                                                                              and of Schroder Capital Funds,
                                                                              and a Director and Senior
                                                                              Investment Officer of
                                                                              Schroder. Prior to joining
                                                                              Schroder, Mr. Perelstein was
                                                                              a Managing Director at
                                                                              MacKay-Shields Financial Corp.
                                                                              from March 1993 to
                                                                              November 1996.

FUND                         PORTFOLIO MANAGER               SINCE            RECENT PROFESSIONAL EXPERIENCE
----                      ------------------------  ------------------------  ------------------------------
Schroder U.S. Smaller     Ira L. Unschuld           1997 (sole manager since  Employed as an investment
Companies Fund                                      1998)                     professional at Schroder since
                                                                              1990. Mr. Unschuld is a Vice
                                                                              President of the Trust and a
                                                                              Director and Senior Vice
                                                                              President of Schroder.

Schroder Micro Cap Fund   Ira L. Unschuld           Inception (1997)          See above.

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. The Trust expects that days, other than weekend days, that the Exchange will not be open are New Years Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds value their portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Funds value securities and assets for which market values are not ascertainable at their fair values as determined in accordance with procedures adopted by the Board of Trustees. All assets and liabilities of a Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted. Because certain of the securities in which the Funds may invest may trade on days when the Funds do not price their Investor Shares, the net asset value of a Fund's Investor Shares may change on days when shareholders will not be able to purchase or redeem their Investor Shares. The net asset value of a Fund's Investor Shares will generally differ from that of its Advisor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

Through Schroder Fund Advisors Inc., the distributor of the Trust's shares, the Trust sells Investor Shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select.

You may purchase Investor Shares of each Fund by completing the Account Application included with this Prospectus, and sending payment by check or wire as described below. Additional Account Applications may be obtained from the Trust's transfer agent, Boston Financial Data Services, Inc. (the "Transfer Agent"), at the addresses listed below under "Purchases by Check", or by calling the Trust at (800) 464-3108. The Trust or the Transfer Agent may request and delay acceptance of your order pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Investor Shares of each of the Funds are sold at their net asset value next determined after the Trust receives your order. In order for you to receive the Fund's next determined net asset value, the Trust must receive your order before the close of trading on the New York Stock Exchange.

INVESTMENT MINIMUMS

The minimum investments for initial and additional purchases of Investor Shares of each Fund are as follows:

                                                            INITIAL     ADDITIONAL
                                                           INVESTMENT   INVESTMENTS
                                                           ----------   -----------
  Regular Accounts                                          $10,000       $1,000
   Traditional IRAs                                         $ 2,000       $  250

The Trust may, in its sole discretion, accept smaller initial or subsequent investments. None of the Funds issues share certificates.

You also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing your intention to invest at least the minimum investment amount applicable to a particular Fund, or more, in Investor Shares of a Fund within 13 months. You may enter into a Statement of Intention in conjunction with your initial investment in Investor Shares by completing the appropriate section of the Account Application. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent. The Trust reserves the right to redeem your shares in a Fund if you do not invest at least the minimum initial investment amount applicable to your account by the end of the Statement of Intention period (taking into account amounts you redeem during the period).

The Trust is authorized to reject any purchase order and to suspend the offering of its shares for any period of time. The Trust may also change any investment minimum from time to time.

PURCHASES BY CHECK

You may purchase shares of a Fund by mailing a check (in U.S. dollars) payable to (i) Schroder Capital Funds (Delaware), if you are purchasing shares of two or more Funds, accompanied by written instructions as to how the check amount should be allocated among the Funds whose shares you are purchasing, or
(ii) the name of the Fund to be purchased (I.E., Schroder International Fund) if you are purchasing shares of a single Fund. Third-party checks will not be accepted.

For initial purchases, your check must be accompanied by a completed Account Application in proper form. You should direct your check and your completed Account Application as follows:

REGULAR MAIL                                                  OVERNIGHT OR EXPRESS MAIL
------------------------------------------------------------  ------------------------------------
Schroder Mutual Funds                                         Boston Financial Data Services, Inc.
P.O. Box 8507                                                 Attn: Schroder Mutual Funds
Boston, MA 02266                                              66 Brooks Drive
                                                              Braintree, MA 02184

Your payments should clearly indicate the shareholder's name and account number, if applicable.

PURCHASES BY BANK WIRE/TELEPHONE

If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, the Trust will assign you an account number and your account will become active. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Once you have an account number, you may purchase Investor Shares by telephoning the Transfer Agent at (800) 464-3108 to give notice that you will be sending funds by wire, and then arranging with your bank to wire funds to the Trust. In order to purchase shares by telephone, you must complete the appropriate section of the Account Application. Your purchase will not be processed until the Trust has received the wired funds.

Federal Reserve Bank wire instructions are as follows:

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110
           ABA No.: 011000028
           Attn: Schroder Mutual Funds
           DDA No.: 9904-650-0
           FBO: Account Registration
           A/C: Mutual Fund Account Number
               Name of Fund

The wire order must specify the name of the Fund, the share class (I.E., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order.

In an effort to prevent unauthorized or fraudulent purchase or redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but either or both may be liable if they do not follow these procedures.

If six months have passed since correspondence to the shareholder's address of record is returned then, unless the Transfer Agent determines the shareholder's new address, dividends and other distributions that have been returned to the Transfer Agent will be reinvested in the applicable Fund(s), and the checks will be canceled.

AUTOMATIC PURCHASES

You can make regular investments of $100 or more per month or quarter in Investor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108.

OTHER PURCHASE INFORMATION

Investor Shares of each Fund may be purchased for cash or in exchange for securities held by the investor, subject to the determination by Schroder that the securities are acceptable. Investors interested in purchases through exchange should telephone the Trust at (800) 464-3108.

Because excessive trading can hurt Fund performance, operations and shareholders, each Fund reserves the right to reject or restrict the amount of any investment, or to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange described under "Exchanges" below, if the Fund or Schroder believes that the investor in question is engaged in "market timing" activities or similar activities that may be harmful to the Fund or its shareholders.

Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other intermediaries who have sold or are expected to sell significant amounts of shares of the Trust. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

HOW TO SELL SHARES

You may sell your Investor Shares back to a Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to the Trust, or by calling the Transfer Agent at (800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed exactly in accordance with the registration form. If you hold your Investor Shares in certificate form, you must submit the certificates and sign the assignment form on the back of the certificates. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your Investor Shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Unless otherwise agreed to by the Trust, the telephone redemption privilege may only be exercised to redeem shares worth $1,000 or more and not more than $25,000. Shares for which certificates have been issued may not be redeemed by telephone. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, or surviving joint owners, or those acting through powers of attorney or similar delegation.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in writing in good order. (The Trust generally sends payment for shares the business day after a request is received.) Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Investor Shares by check, you will not be sent redemption proceeds until the check you used to pay for the Investor Shares has cleared, which may take up to 15 calendar days from the purchase date.

If, because of your redemptions, your account balance falls below a minimum amount set by the Trustees (presently $2,000) of any Fund, the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust may suspend the right of redemption during any period when:
(1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at (800) 464-3108. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

REDEMPTION FEE -- SCHRODER INTERNATIONAL FUND

Effective November 1, 2000, Schroder International Fund will impose a 2.00% redemption fee on shares redeemed (including in connection with an exchange) three months or less from their date of purchase. The fee is not a sales charge
(load); it will be paid directly to the Fund. The redemption fee will apply only to Fund shares purchased on or after November 1, 2000. To the extent that the redemption fee applies, the price you will receive when you redeem your shares is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The redemption fee is applied only against the portion of your redemption proceeds that represents the lower of (i) the initial cost of the shares redeemed and (ii) the net asset value of the shares at the time of redemption, so that you will not pay a fee on amounts attributable to capital appreciation of your shares. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund.

For purposes of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the following order:
(i) from shares acquired prior to November 1, 2000; (ii) from shares purchased through the reinvestment of dividends and distributions paid by the Fund; and
(iii) from all other shares, on a first-purchased, first-redeemed basis. Only shares described in clause (iii) above that are redeemed three months or less from their date of purchase will be subject to the redemption fee.

EXCHANGES

You can exchange your Investor Shares of the Fund for Investor Shares of most other funds in the Schroder family of funds at any time at their respective net asset values. The exchange would be treated as a sale of your Investor Shares and any gain on the exchange may be subject to tax. For a listing of the Schroder funds available for exchange and to exchange shares, please call the Trust at (800) 464-3108. In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension. The Trust may also limit the amount or number of exchanges or reject any exchange if the applicable Fund or Schroder believes that the investor in question is engaged in "market timing activities", or similar activities that may be harmful to the Fund or its shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes any net investment income and any net realized capital gain at least annually. Distributions from net capital gain are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

    -  Reinvest all distributions in additional Investor Shares of your Fund;

    - Receive distributions from net investment income in cash while reinvesting capital gain distributions in additional Investor Shares of your Fund;

    - Receive distributions from net investment income in additional Investor Shares of your Fund while receiving capital gain distributions in cash; or

    -  Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before you invested (and thus were included in the price you paid for your shares). Distributions of gains from investments that a Fund owned for more than 12 months will be taxable as long-term capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares of the Funds.

TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES. Any gain resulting from the sale or exchange of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

FOREIGN TAXES. Foreign governments may impose taxes on a Fund and its investments, which generally would reduce the Fund's income. However, an offsetting tax credit or deduction may be available to shareholders.

Each Fund, provided that it is eligible to do so, intends to elect to permit its shareholders to take a credit (or a deduction) for the Fund's share of foreign income taxes paid by the Fund. If the Fund does make such an election, its shareholders would include as gross income in their U.S. federal income tax returns both (1) distributions received from the Fund and (2) the amount that the Fund advises is their pro rata portion of foreign income taxes paid with respect to or withheld from dividends and interest paid to the Fund from its foreign investments. Shareholders then would be entitled, subject to certain limitations (including, with respect to a foreign tax credit, a holding period requirement), to take a foreign tax credit against their U.S. federal income tax liability for the amount of such foreign taxes or else to deduct such foreign taxes as an itemized deduction from gross income.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state and local tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each of the Funds for the past 5 years or since the Fund commenced operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns represent the total return for an investment in Investor Shares of a Fund, assuming reinvestment of all dividends and distributions.

The financial highlights presented below have been audited by PricewaterhouseCoopers LLP, independent accountants to the Funds. The audited financial statements for the Funds and the related independent accountants' reports are contained in the Trust's Annual Report and are incorporated by reference into the Statement of Additional Information. Copies of the Annual Report may be obtained without charge by writing the Trust at P.O. Box 8507, Boston, Massachusetts 02266 (regular mail) or at 66 Brooks Drive, Braintree, Massachusetts 02184 (overnight or express mail), or by calling (800) 464-3108.

SCHRODER INTERNATIONAL FUND

Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                            -------------------------------------------------------------------
                                                               1999          1998          1997         1996(A)        1995
                                                            -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period                           $17.10        $18.37        $20.01        $20.91        $23.17
                                                               ------        ------        ------        ------        ------
Investment Operations:(b)
  Net Investment Income                                          0.07          0.23          0.14          0.15          0.46
  Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency Transactions              3.20          0.34          1.31          1.74         (0.18)
                                                               ------        ------        ------        ------        ------
Total from Investment Operations                                 3.27          0.57          1.45          1.89          0.28
                                                               ------        ------        ------        ------        ------
Distributions from:
  Net Investment Income                                         (0.18)        (0.29)        (0.46)        (0.47)           --
  Net Realized Gain on Investments and Foreign Currency
   Transactions                                                 (3.17)        (1.55)        (2.63)        (2.32)        (2.54)
                                                               ------        ------        ------        ------        ------
Total Distributions                                             (3.35)        (1.84)        (3.09)        (2.79)        (2.54)
                                                               ------        ------        ------        ------        ------
Net Asset Value, End of Period                                 $17.02        $17.10        $18.37        $20.01        $20.91
                                                               ======        ======        ======        ======        ======
Total Return(c)                                                 21.82%         3.82%         8.33%        10.05%         2.08%
Ratios and Supplementary Data:
Net Assets at End of Period (in thousands)                   $157,620      $129,955      $191,219      $202,735      $212,330
Ratios to Average Net Assets:(b)
  Expenses including reimbursement/waiver of fees                0.99%         0.99%         0.99%         0.99%         0.91%
  Expenses excluding reimbursement/waiver of fees                1.06%         1.08%         1.06%         1.04%          N/A
  Net investment income including reimbursement/waiver of
   fees                                                          0.60%         1.14%         0.67%         0.86%         0.99%
Portfolio Turnover Rate(d)                                         85%           53%           36%           56%           61%

(a) On November 1, 1995, the Fund converted to a master-feeder structure. See
    Note 1 to the Trust's financial statements.

(b) From the period November 1, 1995 to May 31, 1999, the Fund recognized its proportionate share of income, expenses and gains/ losses of the underlying portfolio, Schroder International Equity Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.

(c) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3 to the Trust's financial statements).

(d) The portfolio turnover rates for the years after October 31, 1995 through October 31, 1998 represent the turnover of the underlying Portfolio, Schroder International Equity Fund. For the year ending October 31, 1999, the rate represents the period from November 1, 1998 through May 31, 1999 during which time the Fund invested in the Portfolio and from June 1, 1999 through October 31, 1999 during which time the Fund held direct investments in a portfolio of securities.

SCHRODER EMERGING MARKETS FUND

Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                                   FOR THE PERIOD                  FOR THE PERIOD
                                                       ENDED        FOR THE YEAR       ENDED
                                                    OCTOBER 31,        ENDED          MAY 31,
                                                      1999(A)       MAY 31, 1999      1998(F)
                                                   --------------   ------------   --------------
Net Asset Value, Beginning of Period                  $10.62          $ 9.04           $10.00
                                                      ------          ------           ------
Investment Operations:(b)
  Net Investment Income (Loss)                         (0.03)           0.03             0.02
  Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency Transactions         1.59            1.58            (0.98)
                                                      ------          ------           ------
Total from Investment Operations                        1.56            1.61            (0.96)
                                                      ------          ------           ------
Distributions from:
  Net Investment Income                                   --           (0.03)              --
  Net Asset Value, End of Period                      $12.18          $10.62           $ 9.04
                                                      ======          ======           ======
Total Return(c)                                        14.69%          17.88%           (9.60)%
Ratios and Supplementary Data
Net Assets at End of Period (in thousands)            $3,162          $2,218              $18
Ratios to Average Net Assets:(b)
  Expenses including reimbursement/waiver of fees       1.70%(d)        1.65%            1.70%(d)
  Expenses excluding reimbursement/waiver of fees       7.84%(d)       10.74%              --(e)
  Net investment income (loss) including
   reimbursement/waiver of fees                        (0.59)%(d)       0.51%            1.72%(d)
Portfolio Turnover Rate(g)                               160%            177%              23%

(a) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. See also Note 1 to the Trust's financial statements.

(b) Prior to September 17, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying Portfolio, Schroder EM Core Portfolio. Commencing September 20, 1999, the income, expenses and gains/losses were directly accrued to the Fund.

(c) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown. (See Note 3 to the Trust's financial statements). Total return calculations for a period of less than one year are not annualized.

(d) Annualized.

(e) Amount is not meaningful due to short period of operations.

(f) The Fund commenced operations on October 31, 1997.

(g) The portfolio turnover rates for the period ending May 31, 1998 and the year ended May 31, 1999 represent the turnover of the underlying Portfolio, Schroder EM Core Portfolio. For the period ended October 31, 1999, the rate represents the period from June 1, 1999 through September 17, 1999 during which time the Fund invested in the Portfolio and from September 20, 1999 through October 31, 1999 during which time the Fund held direct investments in a portfolio of securities.

SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                                         FOR THE YEAR ENDED
                                                             OCTOBER 31,              FOR THE
                                                        ---------------------      PERIOD ENDED
                                                          1999        1998      OCTOBER 31, 1997(A)
                                                        ---------   ---------   -------------------
Net Asset Value, Beginning of Period                     $ 9.35      $ 9.22           $10.00
                                                         ------      ------           ------
Investment Operations:(b)
  Net Investment Income                                    0.06        0.05             0.02
  Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency Transactions           5.62        0.60            (0.79)
                                                         ------      ------           ------
Total from Investment Operations                           5.68        0.65            (0.77)
                                                         ------      ------           ------
Distributions from:
  Net Investment Income                                   (0.04)      (0.01)           (0.01)
  Net Realized Gain on Investments and Foreign
   Currency Transactions                                  (0.70)      (0.51)              --
                                                         ------      ------           ------
Total Distributions                                       (0.74)      (0.52)           (0.01)
                                                         ------      ------           ------
Net Asset Value, End of Period                           $14.29      $ 9.35           $ 9.22
                                                         ======      ======           ======
Total Return(c)                                           65.27%       7.88%           (7.73)%
Ratios and Supplementary Data
Net Assets at End of Period (in thousands)               $9,836      $4,165           $6,836
Ratios to Average Net Assets:(b)
  Expenses including reimbursement/waiver of fees          1.50%       1.50%            1.50%(d)
  Expenses excluding reimbursement/waiver of fees          2.74%       5.26%            3.93%(d)
  Net investment income including reimbursement/waiver
   of fees                                                 0.53%       0.33%            0.21%(d)
Portfolio Turnover Rate(e)                                   81%         82%              32%

(a) For the period November 4, 1996 (Commencement of Operations) through October 31, 1997.

(b) Prior to June 1, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying portfolio, Schroder International Smaller Companies Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.

(c) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3 to the Trust's financial statements). Total return calculations for a period of less than one year are not annualized.

(d) Annualized.

(e) The portfolio turnover rates for the period ending October 31, 1997 and year ended October 31, 1998 represent the turnover of the underlying portfolio, Schroder International Smaller Companies Portfolio. For the year ending October 31, 1999, the rate represents the period from November 1, 1998 through May 31, 1999 during which time the Fund invested in the Portfolio and from June 1, 1999 through October 31, 1999 during which time the Fund held direct investments in a portfolio of securities.

SCHRODER U.S. LARGE CAP EQUITY FUND

Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                                    FOR THE YEAR ENDED OCTOBER 31,
                                    --------------------------------------------------------------
                                       1999         1998         1997         1996         1995
                                    ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of
 Period                               $ 7.79       $ 9.82       $ 9.76       $ 9.41       $ 8.52
                                      ------       ------       ------       ------       ------
Investment Operations:
  Net Investment Income (Loss)         (0.06)       (0.06)       (0.01)        0.04         0.07
  Net Realized and Unrealized Gain
   (Loss) on Investments                2.00         0.78         2.20         1.62         1.33
                                      ------       ------       ------       ------       ------
Total from Investment Operations        1.94         0.72         2.19         1.66         1.40
                                      ------       ------       ------       ------       ------
Distributions from:
  Net Investment Income                   --           --        (0.02)       (0.07)       (0.05)
  Net Realized Gain on Investments     (3.00)       (2.75)       (2.11)       (1.24)       (0.46)
                                      ------       ------       ------       ------       ------
Total Distributions                    (3.00)       (2.75)       (2.13)       (1.31)       (0.51)
                                      ------       ------       ------       ------       ------
Net Asset Value, End of Period        $ 6.73       $ 7.79       $ 9.82       $ 9.76       $ 9.41
                                      ======       ======       ======       ======       ======
Total Return(a)                        30.95%        8.87%       26.49%       19.45%       17.68%
Ratios and Supplementary Data:
Net Assets at End of Period
 (in thousands)                      $14,110      $12,540      $13,861      $17,187      $19,688
Ratios to Average Net Assets:
  Expenses including
   reimbursement/ waiver of fees        1.50%        1.50%        1.50%        1.40%        1.40%
  Expenses excluding
   reimbursement/waiver of fees         1.99%        1.85%        1.68%        1.43%         N/A
  Net investment income (loss)
   including reimbursement/waiver
   of fees                             (0.93)%      (0.71)%      (0.09)%       0.43%        0.78%
Portfolio Turnover Rate                   87%         209%          44%          57%          57%

(a) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (see Note 3 to the Trust's financial statements).

SCHRODER U.S. SMALLER COMPANIES FUND

Selected per share data and ratios for an Investor Share outstanding throughout each period:

                         FOR THE                                FOR THE
                         PERIOD        FOR THE YEAR ENDED        PERIOD
                          ENDED              MAY 31,             ENDED         FOR THE YEAR ENDED OCTOBER 31,
                       OCTOBER 31,   -----------------------    MAY 31,     ------------------------------------
                         1999(b)        1999         1998       1997(g)      1996(a)        1995         1994
                       -----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value,
 Beginning of Period     $ 12.80       $14.76       $13.26       $17.23       $15.14       $11.81       $10.99
                         -------       ------       ------       ------       ------       ------       ------
Investment
 Operations:(c)
  Net Investment Loss      (0.03)       (0.09)       (0.06)       (0.02)       (0.06)       (0.04)       (0.07)
  Net Realized and
   Unrealized Gain
   (Loss) on
   Investments              0.02        (1.84)        2.82         1.88         4.10         3.78         0.97
                         -------       ------       ------       ------       ------       ------       ------
Total from Investment
 Operations                (0.01)       (1.93)        2.76         1.86         4.04         3.74         0.90
                         -------       ------       ------       ------       ------       ------       ------
Distributions from:
  Net Realized Gain
   on Investments             --        (0.03)       (1.26)       (5.83)       (1.95)       (0.41)       (0.08)
                         -------       ------       ------       ------       ------       ------       ------
Net Asset Value, End
 of Period               $ 12.79       $12.80       $14.76       $13.26       $17.23       $15.14       $11.81
                         =======       ======       ======       ======       ======       ======       ======
Total Return(d)            (0.08)%     (13.08)%      21.63%       14.73%       29.35%       32.84%        8.26%
Ratios and
 Supplementary Data:
Net Assets at End of
 Period
 (in thousands)          $42,177      $47,870      $51,679      $26,104      $13,743      $15,287      $13,324
Ratios to Average Net
 Assets:(c)
  Expenses including
  reimbursement/
  waiver of fees            1.35%(e)     1.42%        1.37%        1.49%(e)     1.49%        1.49%        1.45%
  Expenses excluding
  reimbursement/
  waiver of fees            1.35%(e)     1.45%        1.37%        1.87%(e)      N/A          N/A          N/A
  Net investment
  income (loss)
  including
  reimbursement/
  waiver of fees          (0.54)%(e)    (0.65)%      (0.51)%     (0.42)%(e)    (0.35)%      (0.30)%      (0.58)%
Portfolio Turnover
 Rate(f)                      52%         119%          55%          34%          59%          93%          71%

------------------------

(a) On August 15, 1996, the Fund converted to a master-feeder structure. See
    Note 1 to the Trust's financial statements.
(b) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. See also Note 1 to the Trust's financial statements.
(c) From November 1, 1995 to May 31, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying portfolio, Schroder U.S. Smaller Companies Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.
(d) Total returns would have been lower had certain expenses not been limited during the periods shown (See Note 3 to the Trust's financial statements). Total return calculations for a period of less than one year are not annualized.
(e) Annualized.
(f) The portfolio turnover rates for the years after October 31, 1995 through May 31, 1999, represent the turnover of the underlying Portfolio, Schroder U.S. Smaller Companies Portfolio.
(g) Effective May 31, 1997, the Fund changed its fiscal year end from October 31 to May 31.

SCHRODER MICRO CAP FUND

Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                                     FOR THE PERIOD      FOR THE YEAR   FOR THE PERIOD
                                                          ENDED             ENDED            ENDED
                                                   OCTOBER 31, 1999(A)   MAY 31, 1999   MAY 31, 1998(D)
                                                   -------------------   ------------   ---------------
Net Asset Value, Beginning of Period                     $20.18             $14.26           $10.00
                                                         ------             ------           ------
Investment Operations:
  Net Investment Loss                                     (0.06)             (0.13)           (0.04)
  Net Realized and Unrealized Gain on Investments          4.47               8.28             4.50
                                                         ------             ------           ------
Total from Investment Operations                           4.41               8.15             4.46
                                                         ------             ------           ------
Distributions from Net Realized Gain on
 Investments                                                 --              (2.23)           (0.20)
                                                         ------             ------           ------
Net Asset Value, End of Period                           $24.59             $20.18           $14.26
                                                         ======             ======           ======
Total Return(b)                                           21.85%             64.56%           45.41%
Ratios and Supplementary Data
Net Assets at End of Period (in thousands)              $20,596            $14,317           $6,340
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of fees          2.00%(c)           2.00%            2.00%(c)
  Expenses excluding reimbursement/waiver of fees          2.53%(c)           3.27%            6.02%(c)
  Net investment loss including
   reimbursement/waiver of fees                          (0.73)%(c)          (1.10)%         (0.77)%(c)
Portfolio Turnover Rate                                     173%               341%             166%

------------------------

(a) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. See also Note 1 to the Trust's financial statements.

(b) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3 to the Trust's financial statements). Total return calculations for a period of less than one year are not annualized.

(c) Annualized.

(d) The Fund commenced operations on October 15, 1997.

                           SCHRODERS' GLOBAL NETWORK
                            YOUR WINDOW ON THE WORLD


                     FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
PLEASE CALL (800) 464-3108 FOR COMPLETE INFORMATION AND TO OBTAIN THE RELEVANT PROSPECTUS.
                   PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

SCHRODER CAPITAL FUNDS (DELAWARE)                   SCHRODER SERIES TRUST
SCHRODER INTERNATIONAL FUND                         SCHRODER SMALL CAPITALIZATION VALUE FUND
SCHRODER EMERGING MARKETS FUND                      SCHRODER MIDCAP VALUE FUND
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND       SCHRODER TOTAL RETURN FIXED INCOME FUND
SCHRODER U.S. LARGE CAP EQUITY FUND
SCHRODER U.S. SMALLER COMPANIES FUND
SCHRODER MICRO CAP FUND

                                   SCHRODER SERIES TRUST II
                                    SCHRODER ALL-ASIA FUND

                                                                [LOGO] SCHRODERS
ACCOUNT APPLICATION

SCHRODER CAPITAL FUNDS (DELAWARE)                               INVESTOR SHARES


1. INITIAL INVESTMENT ----------------------------------------------------------

The minimum       Check One                                 Check One
initial           / / Schroder International Fund           / / Check enclosed for $_____
investment        / / Schroder Emerging Markets Fund        / / Wire transfer (see instructions
in each Fund      / / Schroder International Smaller            on Page A-3) Initial wire amount $_____
is $10,000.           Companies Fund
                  / / Schroder U.S. Large Cap Equity Fund   / / Statement of Intention*
                  / / Schroder U.S. Smaller Companies Fund      Investment amount $_____
                  / / Schroder Micro Cap Fund
                                                            *Subject to Prospectus disclosure regarding
                                                             Statement of Intention

2. ACCOUNT REGISTRATION--------------------------------------------------------

For individual:   1.______________________  ______  ___________________________
Use item 1          First Name              M.I.    Last Name
                  __ __ __-__ __-__ __ __ __     ______________________________
                  Social Security Number         Date of Birth
                  _____________________________________________________________
                  Employer Name
                  _____________________________________________________________
                  Employer Address
                  _____________________________________________________________
                  Occupation


For joint         2.______________________  ______  ___________________________
account:            First Name              M.I.    Last Name
Use items 1 & 2   __ __ __-__ __-__ __ __ __     ______________________________
                  Social Security Number         In the case of two or more
                                                 co-owners, the account will be
                                                 registered "Joint Tenants with
                                                 Rights of Survivorship" unless
                                                 otherwise specified above.
For a minor:      3._______________________  ______  __________________________
Use item 3          First Name of Custodian  M.I.    Last Name of Custodian

                    Custodian for
                    _______________________  ______  __________________________
                    Minor's First Name       M.I.    Last Name
                  __ __ __-__ __-__ __ __ __ Under the ________  Uniform Gifts/
                  Minor's Social Security Number       Name of   Transfers for
                                                       State     Minors Act.
For a Trust:      4.___________________________      __________________________
(including          Name of Trustee                  Trustee Agreement Date
Pension Plans):                                      (mandatory)
Use item 4          ___________________________      __________________________
                    Trust Beneficiary                Taxpayer's I.D. Number



For a corporation,  5.___________________________    __________________________
partnership or        Name of Corporation or         Taxpayer's I.D. Number
other entity:         Other Entity
Use item 5            ___________________________    __________________________
                      Name of Officer                Title of Officer

3. ACCOUNT DESCRIPTION---------------------------------------------------------

           / /Individual-Taxable        / /Defined Benefit Plan      / /Foundation/Endowment / /Trust
           / /Individual Custodian/IRA* / /Defined Contribution Plan / /401(k) Plan
           / /Pension Plan              / /Other (PLEASE DESCRIBE) _________________
           (*Additional application required)

4. MAILING ADDRESS-------------------------------------------------------------

           ____________________________________________________      __________
           Street 1                                                  Apt. No.
           ____________________________________________________________________
           Street 2
           ____________________________      _____________        _____________
           City                              State                Zip
           ________________________________    ________________________________
           Daytime Phone Number                Evening Phone Number


5. DUPLICATE STATEMENT ADDRESS (OPTIONAL)--------------------------------------

           ____________________________________________________________________
           Name of Individual / Company
           ____________________________________________________________________
           Street
           ____________________________      _____________        _____________
           City                              State                Zip
           ____________________________________________________________________
           Daytime Phone Number

6. DEALER INFORMATION (FOR BROKER/DEALER USE ONLY)-----------------------------
           ________________________________    ________________________________
           Name of Dealer                      Dealer Number
           ____________________________________________________________________
           Branch Address
           ____________________________      _____________        _____________
           City                              State                Zip
           ________________________________    ________________________________
           Phone Number                        Registered Rep Name and Number

7. DISTRIBUTIONS---------------------------------------------------------------

Please indicate how you  1./ / Dividends and capital gains reinvested in additional shares.
would like to receive    2./ / Dividends and capital gains mailed to your address in Section 4.
distributions. If you    3./ / Dividends mailed to your address in Section 4 and capital gains reinvested.
do not choose an         4./ / Capital gains mailed to your address in Section 4 and dividends reinvested.
option, your             5./ / Dividends and capital gains automatically deposited to your bank account. Please complete
distribution will be           Section 8.
invested in accordance   6./ / Dividends automatically deposited to your bank account and capital gains reinvested. Please complete
with Option 1.                 Section 8.
                         7./ / Capital gains automatically deposited to your bank account and dividends reinvested. Please complete
                               Section 8.

8. BANK ACCOUNT DESIGNATION ---------------------------------------------------

This section          ACCOUNT NAME MUST MATCH THE NAME IN SECTION 2. PLEASE
must be               ATTACH A BLANK/VOIDED CHECK FOR ACCOUNT AND BANK
completed to          INFORMATION.
permit certain
options chosen
in Sections 7
and 9.
           ________________________________    ________________________________
           Name of Bank                        Branch
           ___________________________    __________  ___________   ___________
           Bank Address                   City          State         Zip
           _______________________________  __ __ __ __ __ __ __ __ __ __ __ __
           Type of Account                  Account Number
           (Checking/Savings)


9. SYSTEMATIC INVESTMENT-------------------------------------------------------

Amounts (minimum $100      Authorization Form
per transaction) will      Invest automatically the amount of $_____in the
be drawn automatically     _____ Fund on or about the ___ day of each month.
on your bank account       Purchases will be made monthly unless you wish to
and invested in your       elect quarterly by checking this box / / in which
Schroder Capital Funds     event the amount specified will be invested
(Delaware) account.        automatically on or about the ___ day of the first
Minimum initial            month in each quarter. Funds will be drawn from the
investment of $10,000      bank account you designate in Section 8. Your first
also applies.              automatic monthly investment will occur no sooner
                           than two weeks after the receipt of your application.

10. TELEPHONE EXCHANGE---------------------------------------------------------
By telephone             / / By checking this box, I authorize the Trust and
instruction, an amount   its agents to act upon instructions to exchange my
(minimum $1,000          shares in any qualified Fund for shares in any other
per transaction)         qualified Fund, if those instructions are received by
will be exchanged        telephone from (i) me or (ii) any person purporting to
from one Fund to         be me or to act as my representative and who can
another Fund             provide the Trust with my account registration.  The
within the Trust.        telephone exchange privilege may only be exercised to
                         exchange shares worth $1,000 or more. I understand and agree that neither the Trust nor any person acting on its behalf will have any liability to me or anyone else in respect of telephone instructions meeting the description set forth here but not made or authorized by me.

11. TELEPHONE REDEMPTION-------------------------------------------------------
By telephone             / / By checking this box, I authorize the Trust and its
instruction, an amount   agents to act upon instructions received by telephone
(minimum $1,000/maximum from (i) me or (ii) any person purporting to be me or $25,000 per transaction) to act as my representative and who can provide the
will be redeemed from    Trust with my account registration. Redemptions will be
the Funds.               sent only to me at an address on record with the Trust
                         for at least 30 days. Unless otherwise agreed to by the Trust, the telephone redemption privilege may only be exercised to redeem shares worth $1,000 or more and not more than $25,000. I understand and agree that neither the Trust nor any person acting on its behalf will have any liability to me or anyone else in respect of telephone instructions meeting the description set forth here but not made or authorized by me.

12. MAILING INSTRUCTIONS-------------------------------------------------------
Please send this     REGULAR MAIL           OVERNIGHT OR EXPRESS MAIL
application with
your check to:       Schroder Mutual Funds  Boston Financial Data Services, Inc.
                     P.O. Box 8507          66 Brooks Drive
                     Boston, Mass  02266    Braintree, MA  02184
                                            Attn:  Schroder Mutual Funds

13. WIRING INSTRUCTIONS--------------------------------------------------------
If making your initial    State Street Bank and Trust Company
investment by bank        225 Franklin Street
wire, call the Transfer   Boston, MA  02101
Agent, Boston Financial   ABA:  011000028
Data Services, at         Attn: Schroder Mutual Funds
(800) 464-3108 to obtain  DDA:  9904-650-0
an account number. Then   FBO:  Account Registration
instruct your bank to     A/C:  Mutual Fund Account Number
wire Federal Funds to:          Name of Fund
                          Complete the account application and mail it to the address listed in Section 12 above.

14. ACKNOWLEDGMENT, CERTIFICATION & SIGNATURES---------------------------------
This section      TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
must be signed    1. Under the penalties of perjury, the undersigned certifies:
in order to open     (Check Appropriate Box, If Applicable)
a Schroder        / / That the number shown on this form is my correct taxpayer
Capital Funds     identification number ant that I am not subject to backup
(Delaware)        withholding because (a) I am exempt from backup withholding,
Account.          (b) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
                                               -or-
                  / / That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.

                  2. Under the penalties of perjury, the undersigned certifies:
                  That he/she is a citizen of
                  / / the United States or / / _______(provide name of country).

                  3. By signing this Application, the undersigned (1) certifies that he/she has received, reviewed and accepts this Application (including the services described herein) and the current prospectus of Schroder Capital Funds (Delaware); and (2) agrees that all statements in this Application apply to shares of any Fund of Schroder
                  Capital Funds (Delaware) into which his/her shares are transferred.

                  4. The undersigned certifies that he/she (1) was not offered any advice or recommendations on investing in any Fund by any representative of Schroder Capital Funds (Delaware) and (2) understands that the undersigned must make his/her own investment decisions and assumes all risk of loss - including possible loss of principal - resulting from decisions to purchase, exchange or sell shares of any Fund(s).

                  __________________________________________________________________________
                  Signature of Investor/Trustee                           Date
                  __________________________________________________________________________
                  Signature of Joint Investor/Co-Trustee (if any)         Date
                  __________________________________________________________________________
                  Signature of Individual, Custodian, Trustee or Officer  Date
                  __________________________________________________________________________
                  Signature of Corporate Officer                          Date

                               INVESTMENT ADVISER
               Schroder Investment Management North America Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

          SUBADVISER TO SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
              Schroder Investment Management International Limited
                               31 Gresham Street
                        London, United Kingdom EC2V 7QA

                         ADMINISTRATOR AND DISTRIBUTOR
                          Schroder Fund Advisors Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019

                         SUBADMINISTRATOR AND CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                                66 Brooks Drive
                         Braintree, Massachusetts 02184
                                 (800) 464-3108

                                    COUNSEL
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                             One Post Office Square
                          Boston, Massachusetts 02109

--------------------------------------------------------------------------------

SCHRODER CAPITAL FUNDS (DELAWARE)

Schroder Capital Funds (Delaware)'s statement of additional information (SAI) and annual and semi- annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Trust's most recent annual reports to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Trust's annual reports discuss the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling 800-464-3108.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-1911.

SCHRODER CAPITAL FUNDS (DELAWARE)
P.O. Box 8507
Boston, MA 02266
800-464-3108

SF300IP

File No. 811-1911